Subsequent Events	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after December 31, 2019 up through the date the financial statements were available to be issued. During this period, the Company did not have any material recognizable subsequent events required to be disclosed as of and for the year ended December 31, 2019 except for the following:

Operational Milestones

●	December 1, 2020 (Report of In Vitro Study Results) – On December 1, 2020, the Company reported the results of an in vitro study that demonstrated the ability of Sigyn Therapy to deplete the presence of critical inflammatory targets from human blood plasma. In the study, Sigyn Therapy simultaneously reduced the presence of endotoxin and relevant pro-inflammatory cytokines, which included Interleukin-1 Beta (IL-1B), Interleukin-6 (IL-6) and Tumor Necrosis Factor alpha (TNF-a). Endotoxin (lipopolysaccharide or LPS) is a potent mediator implicated in the pathogenesis of sepsis and septic shock. The dysregulated over-production of IL-1B, IL-6 and TNF-a can induce organ failure and cause death.

●	January 8, 2020 (Patent) – James Joyce, the Company’s CEO and Craig Roberts, the Company’s COO, assigned to the Company the rights to patent 62/881,740 pertaining to the devices, systems and methods for the broad-spectrum reduction of pro-inflammatory cytokines in blood.

Convertible Promissory Debentures

●	January 28, 2020 (Convertible Note Payable - $385,000) – On January 28, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $385,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture due January 26, 2021, based on $1.00 for each $0.90909 for each $1.00 paid by Osher and (ii) five-year Common Stock Purchase Warrants to purchase up to an aggregate of 80,209 shares of the Company’s Common Stock at an exercise price of $7.00 per share. The aggregate cash subscription amount received by the Company from Osher for the issuance of the note and warrants was $350,005 which was issued at a $34,995 original issue discount from the face value of the Note.

The Company and Osher amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Warrants dated January 28, 2020, for the number of warrant shares from 80,209 warrant shares to 4,113,083 warrant shares at an exercise price of $0.14 per share.

●	The parties amended the Note for the maturity date from June 23, 2021 to October 20, 2021.

●	June 23, 2020 (Convertible Note Payable - $50,000, as amended on October 20, 2020 to $55,000) – On June 23, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $50,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due June 23, 2021, based on $1.00 for each $1.00 paid by Osher and (ii) five-year Common Stock Purchase Warrants (“Warrants”) to purchase up to an aggregate of 10,000 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Osher for the issuance of the Note and Warrants was $50,005 which was issued at a $0 original issue discount from the face value of the Note.

The Company and Osher amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Note for the aggregate principal amount from $50,000 to $55,000. The aggregate cash subscription amount received by the Company from Osher for the issuance of the Note and Warrants was $50,005 which was issued at an amended $4,995 original issue discount from the face value of the Note.
●	The parties amended the Warrants dated June 23, 2020, for the number of warrant shares from 10,000 warrant shares to 141,020 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from June 23, 2021 to October 20, 2021.

●	June 23, 2020 (Convertible Note Payable - $50,000, as amended on October 20, 2020 to $55,000) – On June 23, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Brio Capital Maser Fund, Ltd. (“Brio”) of (i) $50,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due June 23, 2021, based on $1.00 for each $1.00 paid by Brio and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 10,000 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Brio for the issuance of the Note and Warrants was $50,000 which was issued at a $0 original issue discount from the face value of the Note.

The Company and Brio amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Note for the aggregate principal amount from $50,000 to $55,000. The aggregate cash subscription amount received by the Company from Brio for the issuance of the Note and Warrants was $50,000 which was issued at an amended $5,000 original issue discount from the face value of the Note.
●	The parties amended the Warrants dated June 23, 2020, for the number of warrant shares from 10,000 warrant shares to 141,020 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from June 23, 2021 to October 20, 2021.

On December 2, 2020, Brio elected to convert the aggregate principal amount of the Note, $55,000, into 141,020 common shares.

●	August 18, 2020 (Convertible Note Payable - $25,000, as amended on October 20, 2020 to $27,500) – On August 18, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Christopher Wetzel (“Wetzel”) of (i) $25,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due August 18, 2021, based on $1.00 for each $1.00 paid by Wetzel and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 5,000 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Wetzel for the issuance of the Note and Warrants was $25,000 which was issued at a $0 original issue discount from the face value of the Note.

The Company and Wetzel amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Note for the aggregate principal amount from $25,000 to $27,500. The aggregate cash subscription amount received by the Company from Wetzel for the issuance of the Note and Warrants was $25,000 which was issued at an amended $2,500 original issue discount from the face value of the Note.
●	The parties amended the Warrants dated August 18, 2020, for the number of warrant shares from 5,000 warrant shares to 70,510 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from August 18, 2021 to October 20, 2021.

On October 28, 2020, Wetzel elected to convert the aggregate principal amount of the Note, $27,500, into 70,510 common shares.

●	September 17, 2020 (Convertible Note Payable - $181,500) – On September 17, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Osher Capital Partners LLC (“Osher”) of (i) $181,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 for each $1.00 paid by Osher and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 8,250 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Osher for the issuance of the Note and Warrants was $165,000 which was issued at a $16,500 original issue discount from the face value of the Note.

The Company and Osher amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Warrants dated September 17, 2020, for the number of warrant shares from 8,250 warrant shares to 465,366 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from September 30, 2021 to October 20, 2021.

●	September 18, 2020 (Convertible Note Payable - $93,500) – On September 18, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Brio Capital Maser Fund, Ltd. (“Brio”) of (i) $93,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 for each $1.00 paid by Brio and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 4,250 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Brio for the issuance of the Note and Warrants was $85,000 which was issued at a $8,500 original issue discount from the face value of the Note.

The Company and Brio amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Warrants dated September 18, 2020, for the number of warrant shares from 4,250 warrant shares to 239,734 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from September 30, 2021 to October 20, 2021.

On December 2, 2020, Brio elected to convert the aggregate principal amount of the Note, $93,500, into 239,734 common shares.

●	September 21, 2020 (Convertible Note Payable - $165,000) – On September 21, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Joseph Eisenberger (“Eisenberger”) of (i) $165,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 for each $1.00 paid by Eisenberger and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 7,500 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Eisenberger for the issuance of the Note and Warrants was $150,000 which was issued at a $15,000 original issue discount from the face value of the Note.

The Company and Eisenberger amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the number of shares from the Warrants dated September 21, 2020, for the number of warrant shares from 7,500 warrant shares to 423,060 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from September 30, 2021 to October 20, 2021.

On November 5, 2020, Eisenberger elected to convert the aggregate principal amount of the Note, $165,000, into 423,060 common shares.

●	September 28, 2020 (Convertible Note Payable - $27,500, as amended on October 20, 2020 to $22,000) – On September 28, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor Ross DiMaggio (“DiMaggio”) of (i) $27,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due August 28, 2021, based on $1.00 for each $0.90909 for each $1.00 paid by DiMaggio and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 1,000 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from DiMaggio for the issuance of the Note and Warrants was $20,000 which was issued at a $7,500 original issue discount from the face value of the Note.

The Company and DiMaggio amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Note for the aggregate principal amount from $27,500 to $22,000. The aggregate cash subscription amount received by the Company from DiMaggio for the issuance of the Note and Warrants was $20,000 which was issued at an amended $2,000 original issue discount from the face value of the Note.
●	The parties amended the Warrants dated September 28, 2020, for the number of warrant shares from 1,000 warrant shares to 56,408 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from August 18, 2021 to October 20, 2021.

On October 27, 2020, DiMaggio elected to convert the aggregate principal amount of the Note, $22,000, into 56,408 common shares.

●	September 29, 2020 (Convertible Note Payable - $33,000) – On September 29, 2020 (the “Original Issue Date”), the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with respect to the sale and issuance to institutional investor David W. Unger (“Unger”) of (i) $33,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due August 18, 2021, based on $1.00 for each $0.90909 for each $1.00 paid by Unger and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 1,500 shares of the Company’s Common Stock at an exercise price of $30.00 per share. The aggregate cash subscription amount received by the Company from Unger for the issuance of the Note and Warrants was $30,000 which was issued at a $3,000 original issue discount from the face value of the Note.

The Company and Unger amended the convertible debt agreement as follows on October 20, 2020:

●	The parties amended the Warrants dated September 29, 2020, for the number of warrant shares from 1,500 warrant shares to 84,612 warrant shares at an exercise price of $0.59 per share.
●	The parties amended the Note for the maturity date from August 18, 2021 to October 20, 2021.

On October 26, 2020, Unger elected to convert the aggregate principal amount of the Note, $33,000, into 84,612 common shares.

There were no other events subsequent to December 31, 2019, and up to the date of this filing that would require disclosure.

NOTE 9 – SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after September 30, 2020 up through the date the financial statements were available to be issued. During this period, the Company did not have any material recognizable subsequent events required to be disclosed as of and for the period ended September 30, 2020 except for the following:

Operational Milestones

●	December 1, 2020 (Report of In Vitro Study Results) – On December 1, 2020, the Company reported the results of an in vitro study that demonstrated the ability of Sigyn Therapy to deplete the presence of critical inflammatory targets from human blood plasma. In the study, Sigyn Therapy simultaneously reduced the presence of endotoxin and relevant pro-inflammatory cytokines, which included Interleukin-1 Beta (IL-1B), Interleukin-6 (IL-6) and Tumor Necrosis Factor alpha (TNF-a). Endotoxin (lipopolysaccharide or LPS) is a potent mediator implicated in the pathogenesis of sepsis and septic shock. The dysregulated over-production of IL-1B, IL-6 and TNF-a can induce organ failure and cause death.

There were no other events subsequent to September 30, 2020, and up to the date of this filing that would require disclosure.